Other Assets (Tables)	12 Months Ended
Dec. 31, 2011
Other Assets Tables [Abstract]
Other assets

The following is a summary of other assets as of December 31:

(Millions)	2011	2010
Goodwill	$3,172	$2,639
Deferred tax assets, net(a)	2,875	3,397
Prepaid expenses(b)	2,378	1,802
Other intangible assets, at amortized cost	1,149	972
Derivative assets(a)	915	1,071
Restricted cash(c)	584	4,172
Other	1,582	1,315
Total	$12,655	$15,368

  Refer to Notes 17 and 12 for a discussion of deferred tax assets, net, and derivative assets, respectively, as of December 31, 2011 and 2010. Derivative assets reflect the impact of master netting agreements.
  Includes prepaid miles and reward points acquired primarily from airline partners of approximately $1.8 billion and $1.2 billion, as of December 31, 2011 and 2010, respectively, including approximately $1.5 billion and $0.8 billion, respectively, from Delta.
  Includes restricted cash of $0.2 billion and $3.7 billion, respectively, as of December 31, 2011 and 2010, which is primarily held for certain asset-backed securitization maturities.

Changes in carrying amount of goodwill

The changes in the carrying amount of goodwill reported in the Company's reportable operating segments and Corporate & Other were as follows:

					Corporate &
(Millions)	USCS	ICS	GCS	GNMS	Other	Total
Balance as of January 1, 2010	$175	$512	$1,547	$28	$66	$2,328
Acquisitions(a)	―	―	―	131	184	315
Dispositions	―	―	(2)	―	―	(2)
Other, including foreign currency translation	―	(1)	(1)	―	―	(2)
Balance as of December 31, 2010	$175	$511	$1,544	$159	$250	$2,639
Acquisitions(b)	―	538	―	1	20	559
Dispositions	―	―	(1)	―	―	(1)
Other, including foreign currency translation	―	(26)	―	―	1	(25)
Balance as of December 31, 2011	$175	$1,023	$1,543	$160	$271	$3,172

  Comprised of $131 million and $184 million for the acquisition of Accertify Inc. and Revolution Money Inc., respectively. Refer to Note 2 for further discussion.
  Primarily comprised of $538 million for the acquisition of Loyalty Partner. Refer to Note 2 for further discussion.

Components of other intangible assets

The components of other intangible assets were as follows:

	2011			2010
(Millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships(a)	$1,223	$(407)	$816	$1,125	$(332)	$793
Other	445	(112)	333	262	(83)	179
Total	$1,668	$(519)	$1,149	$1,387	$(415)	$972

  Includes intangibles acquired from airline partners of $410 million and $478 million as of December 31, 2011 and 2010, respectively, including approximately $195 million and $230 million, respectively, from Delta.

Estimated amortization expense for other intangible assets	Estimated amortization expense for other intangible assets over the next five years is as follows:
(Millions)	2012	2013	2014	2015	2016
Estimated amortization expense	$200	$190	$165	$146	$120